Share capital (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of classes of share capital [abstract]
Disclosure of issued and outstanding common shares [Table Text Block]
	Number of shares	Amount
	$	$
Balance, January 1, 2023	224,943,453	579,591
Issued pursuant to exercise of stock options (note 16(a))	29,333	28
Balance, December 31, 2023	224,972,786	579,619
Issued on closing of Acquisition (note 6), net of issuance costs	28,500,000	32,449
Issued pursuant to exercise of stock options (note 16(a))	3,605,160	4,135
Balance, December 31, 2024	257,077,946	616,203